Organizations and Principal Activities (Details) - Schedule of Consolidated Financial Statements of Revenue - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Consolidated Financial Statements of Revenue [Line Items]
Net revenues	¥ 459,820	$ 64,764	¥ 643,535	¥ 1,027,988
Net loss	(38,883)	(5,477)	(317,115)	(1,832,247)
Net cash provided by/(used in) operating activities	13,819	1,946	(52,830)	72,702
Net cash (used in)/provided by investing activities	17,263	2,431	7,255	(40,811)
Net cash used in financing activities	¥ (25,129)	$ (3,539)	¥ (32,603)	¥ (31,281)